Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

2. Restatement of Previously Issued Financial Statements

In February 2023, the Company concluded that it incorrectly classified certain warrants (the “Warrants”) that were issued to investors in connection with a public offering of the Company’s common stock (“Common Stock”) in October 2021, a registered direct offering of the Company’s preferred stock (“Preferred Stock”) in March 2022 and a public offering of the Company’s Common Stock in July 2022.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants. The Company reassessed its accounting for the Warrants and determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Impact of the Restatement

The Company has restated herein its audited financial statements at December 31, 2022 for the year ended December 31, 2021. We have also restated interim financial statement periods for the first, second and third quarters of 2022, see Note 14.

The following tables represent the restated balance sheet, restated statements of operations and comprehensive loss, statements of changes in stockholders’ equity and statement of cash flows for the year ended December 31, 2021. These tables also present a reconciliation from the prior period as previously reported to the restated amounts. The amounts as previously reported for fiscal year 2021 was derived from the Annual Report on Form 10-K for the fiscal year ended December 31, 2021, filed on March 30, 2022.

Balance Sheet

	December 31, 2021
	As Previously
	Reported	Adjustment	As Restated
Assets
Current assets:
Cash and cash equivalents	$19,143	$—	$19,143
Accounts receivable, net	1,533	—	1,533
Inventory, net	966	—	966
Prepaid expenses and other current assets	2,283	—	2,283
Total current assets	23,925	—	23,925
Property and equipment, net	12,447	—	12,447
Right of use asset	949	—	949
Other non-current assets	2,012	—	2,012
Total assets	$39,333	$—	$39,333

Liabilities and stockholders’ equity
Current liabilities:
Long-term debt, current portion	$16,833	—	$16,833
Accounts payable	8,707	—	8,707
Accrued expenses	3,563	—	3,563
Lease liability, current portion	175	—	175
Total current liabilities	29,278	—	29,278

Lease liabilities, long-term	784	—	784
Warrant liability	—	5,356	5,356
Total liabilities	30,062	5,356	35,418
Commitments and contingencies (Note 13)
Stockholders’ equity
Preferred stock, $.0001 par value, 10,000,000 shares authorized, 4,850 issued and no shares outstanding at December 31, 2022 and no shares issued and outstanding at December 31, 2021	—	—	—
Common stock, $.0001 par value, 300,000,000 shares authorized, 42,970,134 and 3,034,901 issued and outstanding at December 31, 2022 and December 31, 2021, respectively *	—	—	—
Additional paid-in capital *	396,388	(9,183)	387,205
Accumulated deficit	(387,117)	3,827	(383,290)
Total stockholders’ equity	9,271	(5,356)	3,915
Total liabilities and stockholders’ equity	$39,333	$—	$39,333

* Adjustment reflected as a result of the 1-for-40 reverse stock split effectuated on April 26, 2022.

Statement of Operations and Comprehensive Loss

	Year Ended December 31, 2021
	As Previously Reported	Adjustment	As Restated

Revenues, net	$4,101	$—	$4,101
Cost of product revenues	10,718	—	10,718
Gross profit (loss)	(6,617)	—	(6,617)

Operating expenses:
Research and development	$6,246	$—	$6,246
Selling and marketing	43,444	—	43,444
General and administrative	14,698	—	14,698
Loss on disposition of assets	—	—	—
Total operating expenses	64,388	—	64,388
Loss from operations	(71,005)	—	(71,005)

Other income (expense)
Interest income	25	—	25
Interest expense	(3,914)	—	(3,914)
Unrealized gain on warrant liability	—	3,827	3,827
Total other income (expense), net	(3,889)	3,827	(62)
Loss before benefit from income taxes	(74,894)	3,827	(71,067)
Benefit from income taxes	—	—	—
Net loss	$(74,894)	$3,827	$(71,067)

Net loss per share (basic and diluted)*	$(30.86)	$1.58	$(29.28)

Weighted-average common shares (basic and diluted)	2,426,821	2,426,821	2,426,821

Comprehensive loss:
Net loss	$(74,894)	$3,827	$(71,067)
Other comprehensive income:
Unrealized (loss) gain on marketable securities	(3)	—	(3)
Comprehensive loss	$(74,897)	$3,827	$(71,070)

* Adjustment reflected as a result of the 1-for-40 reverse stock split effectuated on April 26, 2022.

Statement of Changes in Stockholders’ Equity

	Common Stock		Additional	Accumulated		Net
	Number of		Paid-in	Other Comprehensive	Accumulated	Stockholders'
	Shares *	Amount	Capital *	Income	Deficit	Equity
As Previously Reported
Balance December 31, 2020	2,189,100	$—	$361,548	$3	$(312,223)	$49,328
Share-based compensation - stock options and RSUs	—	—	3,338	—	—	3,338
Issuance of common stock pursuant to at‑the‑market stock sales, net of expenses	172,879	—	9,266	—	—	9,266
Issuance of common stock in public offering, net of expenses	666,666	—	21,081	—	—	21,081
Issuance of common stock upon exercise of stock options	3,160	—	75	—	—	75
Vesting of RSUs	3,096	—	—	—	—	—
Warrants issued in connection with long-term debt	—	—	1,080	—	—	1,080
Unrealized net gain on marketable securities	—	—	—	(3)	—	(3)
Net loss	—	—	—	—	(74,894)	(74,894)
Balance December 31, 2021	3,034,901	$—	$396,388	$—	$(387,117)	$9,271

Adjustment
Balance December 31, 2020	—	—	—	—	—	—
Share-based compensation - stock options and RSUs	—	—	—	—	—	—
Issuance of common stock pursuant to at‑the‑market stock sales, net of expenses	—	—	—	—	—	—
Issuance of common stock in public offering, net of expenses	—	—	(9,183)	—	—	(9,183)
Issuance of common stock upon exercise of stock options	—	—	—	—	—	—
Vesting of RSUs	—	—	—	—	—	—
Warrants issued in connection with long-term debt	—	—	—	—	—	—
Unrealized net gain on marketable securities	—	—	—	—	—	—
Net loss	—	—	—	—	3,827	3,827
Total adjustment December 31, 2021	—	$—	$(9,183)	$—	$3,827	$(5,356)

As Restated
Balance December 31, 2020	2,189,100	$—	$361,548	$3	$(312,223)	$49,328
Share-based compensation - stock options and RSUs	—	—	3,338	—	—	3,338
Issuance of common stock pursuant to at‑the‑market stock sales, net of expenses	172,879	—	9,266	—	—	9,266
Issuance of common stock in public offering, net of expenses	666,666	—	11,898	—	—	11,898
Issuance of common stock upon exercise of stock options	3,160	—	75	—	—	75
Vesting of RSUs	3,096	—	—	—	—	—
Warrants issued in connection with long-term debt	—	—	1,080	—	—	1,080
Unrealized net gain on marketable securities	—	—	—	(3)	—	(3)
Net loss	—	—	—	—	(71,067)	(71,067)
Balance December 31, 2021 (Restated)	3,034,901	$—	$387,205	$—	$(383,290)	$3,915

* Adjustment reflected as a result of the 1-for-40 reverse stock split effectuated on April 26, 2022.

Statement of Cash Flows

	Year Ended
	December 31, 2021
	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(74,894)	$3,827	$(71,067)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash inventory reserve	5,323	—	5,323
Depreciation	2,064	—	2,064
Amortization	159	—	159
Noncash stock-based compensation	3,338	—	3,338
Noncash amortization of deferred financing costs	1,661	—	1,661
Unrealized gain on warrants	—	(3,827)	(3,827)
Changes in operating assets and liabilities:
Accounts receivable	(668)	—	(668)
Inventory	(6,289)	—	(6,289)
Prepaid expenses and other assets	(967)	—	(967)
Accounts payable and accrued expenses	5,202	—	5,202
Lease liability	(131)	—	(131)
Net cash used in operating activities	(65,202)	—	(65,202)

Cash flows from investing activities:
Purchases of marketable securities	—	—	—
Sales and maturities of marketable securities	39,729	—	39,729
Acquisition of property and equipment	(269)	—	(269)
Net cash provided by investing activities	39,460	—	39,460

Cash flows from financing activities:
Proceeds from issuance of preferred stock in registered direct offering, net of offering costs	—	—	—
Proceeds from issuance of common stock in public offering, net of offering costs	21,081	—	21,081
Proceeds from At-the-Market sales of common stock, net of offering costs	9,266	—	9,266
Proceeds from exercise of stock options	75	—	75
Net cash provided by financing activities	30,422	—	30,422

Net (decrease) increase in cash and cash equivalents	4,680	—	4,680
Cash and cash equivalents, beginning of period	14,463	—	14,463
Cash and cash equivalents, end of period	$19,143	$—	$19,143

Supplemental disclosure of noncash financing activities
Warrants issued in connection with long-term debt	$1,080	$—	$1,080
Operating right-of-use assets obtained in exchange for new operating lease liabilities	969	—	969
Supplemental cash flow information
Interest paid	$2,383	$—	$2,383